Hedging Activities and Fair Value Measurements, Derivative Instruments not Designated as Accounting Hedges (Q3) (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2017	Sep. 30, 2016	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Derivative instruments not designated as accounting hedges [Abstract]
Total net foreign currency (losses) gains	$ (1,700)	$ (500)	$ (6,300)	$ 2,600	$ 5,867	$ (1,054)	$ (1,884)
Foreign Currency Forwards [Member]
Derivative instruments not designated as accounting hedges [Abstract]
Total net foreign currency (losses) gains	$ (1,800)	$ 1,800	$ (6,700)	$ 14,000	$ 19,223	$ (452)	$ (332)